Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Commitments and Contingencies [Abstract]
Accrued provision for legal proceedings	$ 275,000	$ 201,288	$ 385,000	$ 385,000
Litigation loss				$ 125,000